________________________________________________________________________________


                                The CarolinasFund

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II






                             Semi-Annual Report 1999


                         FOR THE PERIOD ENDED AUGUST 31






                               INVESTMENT ADVISOR
                          Morehead Capital Advisors LLC
                               1712 East Boulevard
                         Charlotte, North Carolina 28203



                                The CarolinasFund
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863

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

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.42%

       Aerospace & Defense - 2.65%
            The B.F. Goodrich Company ................................................                  2,184             $   80,672
                                                                                                                          ----------

       Basic Materials - 5.57%
            Bowater Incorporated .....................................................                  1,500                 80,437
            Sonoco Products Company ..................................................                  3,728                 89,472
                                                                                                                          ----------
                                                                                                                             169,909
                                                                                                                          ----------
       Consumer, Cyclical - 10.38%
            Family Dollar Stores, Inc. ...............................................                  4,450                 87,609
            Lowe's Companies, Inc. ...................................................                  1,900                 85,975
            Oakwood Homes Corporation ................................................                  5,200                 31,525
         (a)Ryan's Family Steak Houses, Inc. .........................................                  5,000                 48,437
         (a)Speedway Motorsports, Inc. ...............................................                  1,680                 62,685
                                                                                                                          ----------
                                                                                                                             316,231
                                                                                                                          ----------
       Consumer, Non-Cyclical - 7.22%
            Coca-Cola Bottling Co. ...................................................                    600                 34,575
            Food Lion, Inc. - Class A ................................................                  9,200                 72,738
            Lance, Inc. ..............................................................                  3,100                 40,300
            Ruddick Corporation ......................................................                  3,900                 72,394
                                                                                                                          ----------
                                                                                                                             220,007
                                                                                                                          ----------
       Electronics - Semiconductor - 1.89%
         (a)Cree Research, Inc. ......................................................                  1,700                 57,481
                                                                                                                          ----------

       Financial Services - 25.62%
            BankAmerica Corporation ..................................................                  1,500                 90,750
            BB&T Corporation .........................................................                  2,744                 91,924
            Carolina First Corporation ...............................................                  1,800                 39,375
            CCB Financial Corporation ................................................                  1,440                 68,040
            Centura Banks, Inc. ......................................................                  1,315                 60,901
            First Charter Corporation ................................................                  2,100                 45,675
            First Citizen's BancShares, Inc. .........................................                    675                 52,819
            First Union Corporation ..................................................                  2,000                 83,125
            Jefferson-Pilot Corporation ..............................................                  1,425                 95,119
            Resource Bancshares Mortgage Group, Inc. .................................                  2,745                 16,470
            Triangle Bancorp, Inc. ...................................................                  2,100                 42,656
            Wachovia Corporation .....................................................                  1,200                 94,050
                                                                                                                          ----------
                                                                                                                             780,904
                                                                                                                          ----------
       Holding Companies - Diversified - 2.08%
            The Liberty Corporation ..................................................                  1,320                 63,443
                                                                                                                          ----------


                                                                                                                         (Continued)
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

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Industrial - 16.92%
            AVX Corporation ..........................................................                  2,725             $   81,580
         (a)Burlington Industries, Inc. ..............................................                  5,000                 28,438
            Collins & Aikman .........................................................                  4,000                 21,250
            Martin Marietta Materials, Inc. ..........................................                  1,600                 73,000
            Nucor Corporation ........................................................                  1,850                 86,141
         (a)Quintiles Transnational Corporation ......................................                  2,450                 87,741
            Springs Industries, Inc. - Class A .......................................                    900                 33,806
         (a)Unifi, Inc. ..............................................................                  3,350                 45,225
            United Dominion Industries ...............................................                  2,500                 58,437
                                                                                                                          ----------
                                                                                                                             515,618
                                                                                                                          ----------
       Medical Supplies - 0.47%
         (a)Closure Medical Corporation ..............................................                  1,000                 14,250
                                                                                                                          ----------

       Real Estate - 3.86%
            Highwoods Properties, Inc. ...............................................                  2,900                 71,956
            Summit Properties, Inc. ..................................................                  2,300                 45,713
                                                                                                                          ----------
                                                                                                                             117,669
                                                                                                                          ----------
       Technology - 5.04%
         (a)Kemet Corporation ........................................................                  2,200                 56,787
         (a)Pharmaceutical Product Development, Inc. .................................                  2,100                 42,525
         (a)Policy Management Systems Corporation ....................................                  1,775                 54,248
                                                                                                                           ---------
                                                                                                                             153,560
                                                                                                                           ---------
       Telecommunications - 1.84%
         (a)RF Micro Devices, Inc. ...................................................                  1,280                 56,240
                                                                                                                           ---------

       Utilities - 11.88%
            Carolina Power & Light Company ...........................................                  2,000                 72,750
            Duke Energy Corporation ..................................................                  1,550                 89,125
            Piedmont Natural Gas Company, Inc. .......................................                  2,150                 72,159
            Public Service Company of North Carolina .................................                  1,900                 57,950
            SCANA Corporation ........................................................                  2,800                 70,000
                                                                                                                           ---------
                                                                                                                             361,984
                                                                                                                           ---------

                            Total Common Stocks (Cost $2,561,116) ....................                                     2,907,968
                                                                                                                           ---------





                                                                                                                         (Continued)
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

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 4.97

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................                138,473             $  138,473
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ...........................                 12,991                 12,991
                                                                                                                          ----------

            Total Investment Companies (Cost $151,464) ....................................................                  151,464
                                                                                                                          ----------


Total Value of Investments (Cost $2,712,580 (b)) ..........................................................   100.39 %   $3,059,432
Liabilities in Excess of Other Assets .....................................................................    (0.39)%      (11,859)
                                                                                                              ------     ----------
       Net Assets .........................................................................................   100.00 %   $3,047,573
                                                                                                              ======     ==========

       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation .......................................................................              $  596,721
            Unrealized depreciation .......................................................................                (249,869)
                                                                                                                         ----------

                            Net unrealized appreciation ...................................................              $  346,852
                                                                                                                         ==========


















See accompanying notes to financial statements

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

                                                          The CarolinasFund

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $2,712,580) ..................................................................         $3,059,432
       Income receivable ........................................................................................              4,620
       Deferred organizational expenses (net) ...................................................................              3,075
       Other assets .............................................................................................                908
                                                                                                                          ----------

            Total assets ........................................................................................          3,068,035
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .........................................................................................             20,462
                                                                                                                          ----------

NET ASSETS ......................................................................................................         $3,047,573
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..........................................................................................         $2,539,943
       Undistributed net realized gain on investments ...........................................................            160,778
       Net unrealized appreciation on investments ...............................................................            346,852
                                                                                                                          ----------
                                                                                                                          $3,047,573
                                                                                                                          ==========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($1,064,325 / 77,935 shares) ....................             $13.66
                                                                                                                          ==========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($1,983,248 / 149,252 shares) ...................             $13.29
                                                                                                                          ==========
       Maximum offering price per share (100 / 96.5% of $13.29) .................................................             $13.77
                                                                                                                          ==========




















See accompanying notes to financial statements
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

                                                          The CarolinasFund

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 1999
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends ..........................................................................................           $ 40,704
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ..................................................................             17,500
            Fund administration fees (note 2) ..................................................................              3,063
            Distribution and service fees - Investor Class (note 3) ............................................              5,922
            Custody fees .......................................................................................              1,512
            Registration and filing administration fees (note 2) ...............................................              1,855
            Fund accounting fees (note 2) ......................................................................             16,500
            Audit fees .........................................................................................              5,500
            Legal fees .........................................................................................              4,000
            Securities pricing fees ............................................................................              1,792
            Shareholder recordkeeping fees .....................................................................              3,000
            Other accounting fees (note 2) .....................................................................              3,497
            Shareholder servicing expenses .....................................................................              2,236
            Registration and filing expenses ...................................................................              2,755
            Printing expenses ..................................................................................              1,512
            Amortization of deferred organization expenses (note 5) ............................................              4,694
            Trustee fees and meeting expenses ..................................................................              2,359
            Other operating expenses ...........................................................................              1,357
                                                                                                                           --------

                  Total expenses ...............................................................................             79,054
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) .........................................................            (17,338)
                       Investment advisory fees waived (note 2) ................................................            (12,065)
                       Fund administration fees waived (note 2) ................................................             (1,452)
                       Distribution and service fees waived - Investor Class (note 3) ..........................             (1,513)
                       Fund accounting fees waived (note 2) ....................................................             (5,500)
                       Shareholder recordkeeping fees waived (note 2) ..........................................               (750)
                       Other accounting fees waived (note 2) ...................................................             (1,861)
                                                                                                                           --------

                  Net expenses .................................................................................             38,575
                                                                                                                           --------

                       Net investment income ...................................................................              2,129
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ..........................................................             43,050
       Decrease in unrealized appreciation on investments ......................................................            (90,508)
                                                                                                                           --------

            Net realized and unrealized loss on investments ....................................................            (47,458)
                                                                                                                           --------

                  Net decrease in net assets resulting from operations .........................................           $(45,329)
                                                                                                                           ========




See accompanying notes to financial statements
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

                                                          The CarolinasFund

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                     August 31,         February 28,
                                                                                                        1999                1999
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
          Net investment income (loss) ......................................................        $    2,129          $   (4,018)
          Net realized gain from investment transactions ....................................            43,050             864,496
          Decrease in unrealized appreciation on investments ................................           (90,508)         (1,206,312)
                                                                                                     ----------          ----------

              Net decrease in net assets resulting from operations ..........................           (45,329)           (345,834)
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income .............................................................            (3,065)                  0
          Net realized gain from investment transactions ....................................                 0            (692,322)
                                                                                                     ----------          ----------

              Decrease in net assets resulting from distributions ...........................            (3,065)           (692,322)
                                                                                                     ----------          ----------

     Capital share transactions
          Decrease in net assets resulting from capital share transactions (a) ..............          (631,465)           (531,597)
                                                                                                     ----------          ----------

                   Total decrease in net assets .............................................          (679,859)         (1,569,753)

NET ASSETS
     Beginning of period ....................................................................         3,727,432           5,297,185
                                                                                                     ----------          ----------

     End of period ..........................................................................        $3,047,573          $3,727,432
                                                                                                     ==========          ==========

(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                      Period ended                              Year ended
                                                                     August 31, 1999                        February 28, 1999
                                                               Shares               Value              Shares               Value
                                                             -----------------------------------------------------------------------
---------------------------------------
          INSTITUTIONAL CLASS
---------------------------------------
Shares sold ........................................              1,829          $   26,911               7,615          $  127,042
Shares issued from reinvestment of distributions ...                222               3,065              13,319             197,642
Shares redeemed ....................................               (604)             (8,912)            (10,198)           (154,777)
                                                             ----------          ----------          ----------          ----------

     Net increase ..................................              1,447          $   21,064              10,736          $  169,907
                                                             ==========          ==========          ==========          ==========

---------------------------------------
            INVESTOR CLASS
---------------------------------------
Shares sold ........................................                821          $   11,624              39,215          $  686,284
Shares issued from reinvestment of distributions ...                  0                   0              34,155             493,202
Shares redeemed ....................................            (46,649)           (664,153)           (114,228)         (1,880,990)
                                                             ----------          ----------          ----------          ----------

     Net decrease ..................................            (45,828)         $ (652,529)            (40,858)         $ (701,504)
                                                             ==========          ==========          ==========          ==========

---------------------------------------
             FUND SUMMARY
---------------------------------------
Shares sold ........................................              2,650          $   38,535              46,830          $  813,326
Shares issued from reinvestment of distributions ...                222               3,065              47,474             690,844
Shares redeemed ....................................            (47,253)           (673,065)           (124,426)         (2,035,767)
                                                             ----------          ----------          ----------          ----------

     Net decrease ..................................            (44,381)         $ (631,465)            (30,122)         $ (531,597)
                                                             ==========          ==========          ==========          ==========

See accompanying notes to financial statements

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

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                         INSTITUTIONAL CLASS
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      May 22, 1995
                                                                                                                    (commencement of
                                                        Period ended     Year ended     Year ended     Year ended    operations) to
                                                         August 31,     February 28,   February 28,   February 28,    February 29,
                                                            1999            1999           1998           1997            1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................       $14.01         $17.83         $13.55         $12.57         $10.72
      (Loss) income from investment operations
          Net investment income ......................         0.02           0.05           0.05           0.01           0.02
          Net realized and unrealized (loss) gain
             on investments ..........................        (0.33)         (1.08)          4.23           0.97           1.88
                                                         ----------     ----------     ----------     ----------     ----------
             Total from investment operations ........        (0.31)         (1.03)          4.28           0.98           1.90
                                                         ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
          Net investment income ......................        (0.04)          0.00           0.00           0.00          (0.02)
          Net realized gain from investment transactions       0.00          (2.79)          0.00           0.00          (0.03)
                                                         ----------     ----------     ----------     ----------     ----------
             Total distributions .....................        (0.04)         (2.79)          0.00           0.00          (0.05)
                                                         ----------     ----------     ----------     ----------     ----------

Net asset value, end of period .......................       $13.66         $14.01         $17.83         $13.55         $12.57
                                                         ==========     ==========     ==========     ==========     ==========

Total return (a) .....................................        (2.29)%        (6.66)%        31.59 %         7.81 %        17.68 %
                                                         ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period ......................   $1,064,325     $1,071,567     $1,172,074     $  735,087     $   24,576
                                                         ==========     ==========     ==========     ==========     ==========
      Ratio of expenses to average net assets
          Before expense reimbursements and waived fees        2.98 %(b)      3.75 %         3.61 %         4.85 %         8.40 %(b)
          After expense reimbursements and waived fees         2.00 %(b)      1.75 %         1.75 %         1.73 %         1.69 %(b)
      Ratio of net investment income (loss) to average net assets
          Before expense reimbursements and waived fees       (0.65)%(b)     (1.67)%          --             --           (6.07)%(b)
          After expense reimbursements and waived fees         0.33 %(b)      0.33 %         0.36 %         0.22 %         0.64 %(b)

      Portfolio turnover rate ........................         8.20 %        22.24 %         7.00 %         5.00 %        16.00 %


(a) Total return does not reflect payment of a sales charge.
(b) Annualized.





                                                                                      See accompanying notes to financial statements

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

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Period ended     Year ended     Year ended     Year ended      Year ended
                                                         August 31,     February 28,   February 28,   February 28,    February 29,
                                                            1999            1999           1998           1997            1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................        $13.61         $17.48         $13.36         $12.44         $10.54
      (Loss) income from investment operations
          Net investment (loss) income ..............          0.00          (0.04)         (0.02)         (0.02)          0.01
          Net realized and unrealized (loss) gain
             on investments .........................         (0.32)         (1.04)          4.14           0.94           1.95
                                                         ----------     ----------     ----------     ----------     ----------
             Total from investment operations .......         (0.32)         (1.08)          4.12           0.92           1.96
                                                         ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
          Net investment income .....................          0.00           0.00           0.00           0.00          (0.03)
          Net realized gain from investment transactions       0.00          (2.79)          0.00           0.00          (0.03)
                                                         ----------     ----------     ----------     ----------     ----------
             Total distributions ....................          0.00          (2.79)          0.00           0.00          (0.06)
                                                         ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ......................        $13.29         $13.61         $17.48         $13.36         $12.44
                                                         ==========     ==========     ==========     ==========     ==========

Total return (a) ....................................         (2.35)%        (7.11)%        30.84 %         7.41 %        18.59 %
                                                         ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period .....................    $1,983,248     $2,655,865     $4,125,111     $2,706,214     $1,897,814
                                                         ==========     ==========     ==========     ==========     ==========
      Ratio of expenses to average net assets
          Before expense reimbursements and waived fees        3.29 %(b)      4.26 %         4.12 %         5.33 %         9.45 %(b)
          After expense reimbursements and waived fees         2.31 %(b)      2.25 %         2.25 %         2.22 %         2.17 %(b)
      Ratio of net investment income (loss) to average net assets
          Before expense reimbursements and waived fees       (0.96)%(b)     (2.23)%          --             --           (7.21)%(b)
          After expense reimbursements and waived fees         0.02 %(b)     (0.22)%        (0.14)%        (0.20)%         0.06 %(b)

      Portfolio turnover rate                                  8.20 %        22.24 %         7.00 %         5.00 %        16.00 %


(a)       Total return does not reflect payment of a sales charge.
(b)       Annualized.

                                                                                      See accompanying notes to financial statements

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The CarolinasFund (the "Fund") is a diversified, open-end series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide long-term capital growth by investing primarily in common stocks of publicly traded companies headquartered in North and South Carolina. Current income is of secondary importance.

         The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional and Investor Shares. Each class of shares has equal rights of the assets of the Fund, and the classes of shares are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three and one-half percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)



         D. Distributions to Shareholders - The Fund may declare dividends at least annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

         F. Risk Factors - The Fund's concentration in companies headquartered in North and South Carolina generally will tie the performance of the Fund to the economic environment of the two states and the surrounding area. There is no assurance that the demographic and economic characteristics and other factors that the Advisor believes favor companies in North and South Carolina will continue in the future.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Morehead Capital Advisors LLC (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 2.00% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.50% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $12,065 ($0.05 per share) and has reimbursed expenses amounting to $17,338 for the period ended August 31, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its fees amounting to $8,813 ($0.04 per share) for the period ended August 31, 1999.


                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)



         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent has voluntarily waived a portion of its fee amounting to $750 for the period ended August 31, 1999.

         Capital Investment Group, Inc. (the "Distributor"), serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended August 31, 1999, the Distributor retained sales charges in the amount of $41.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $5,922 of such expenses under the Plan for the period ended August 31, 1999. The Distributor has waived a portion of its fee amounting to $1,513.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $266,066 and $860,771 respectively, for the period ended August 31, 1999.

NOTE 5 - DEFERRED ORGANIZATION EXPENSES

         Expenses totaling $13,968 incurred in connection with its organization on January 3, 1995, and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.